INVESTMENT COMMITMENTS	12 Months Ended
Dec. 31, 2023
Investment Commitments
INVESTMENT COMMITMENTS

NOTE 17: INVESTMENT COMMITMENTS

17.1 New generation projects

Under the National Government’s call for the expansion of the generation offer, the Company participated in the following generation projects:

PEPE IV

In early 2022, works started for the expansion of PEPE III, inaugurated in 2019 and located in the town of Coronel Rosales, Province of Buenos Aires, which production is targeted at the large users segment.

The project mainly consisted of the staged mounting and installation of 18 additional wind turbines with an 81 MW capacity. The expansion’s commissioning started on December 29, 2022, with the first 4 wind turbines, and ended on June 17, 2023 with the project’s last 3 wind generators.

After completing the expansion works, PEPE III and PEPE IV jointly have 32 wind turbines with a 134.2 MW installed capacity.

PEPE VI

In February 2023, the Company started constructing Pampa Energía VI Wind Farm in Bahía Blanca, Province of Buenos Aires. The project will enable the installation of a 300 MW power capacity, in 3 stages, with an estimated US$ 500 million investment.

Stage 1 comprises the assembly and installation of 21 Vestas wind turbines, with their internal medium-voltage cable network, roads, a substation and a 500 KV line, which will add a 94.5 MW capacity with an approximate US$186 million investment; this stage is expected to be operational in mid-2024.

Stage 2 comprises the assembly and installation of 10 Vestas wind turbines that will add a 45 MW capacity with an approximate US$ 83 million investment; this stage is expected to be operational in the fourth quarter of 2024.

The energy produced by this wind park allows for reduced carbon emissions, and will be sold through the MATER to supply large companies in the country, in compliance with the Renewable Energy Law.

As of the issuance of these Consolidated Financial Statements, the work is 59% complete.

17.2 Investment commitment for the exploration and exploitation of hydrocarbons

On November 30, 2023, Executive Order No. 2,425/23 was published, declaring the completion of the Pilot Plan for the Sierra Chata block, consisting of the execution of 14 horizontal wells targeting the Vaca Muerta formation with a US$ 332 million investment.

As of the issuance of these Consolidated Financial Statements, the Company has committed investments until 2027 for an estimated total amount of US$ 217 million, including commitments associated with the participations detailed in Note 5.4.